Deposits and Subordinated Debt - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	$ 383,010
Deposits eligible for early redemption without penalty	31,120	$ 29,966
Bank Recapitalization (Bail-In) Regime [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	58,481	51,746
U.S. dollars [member]
Disclosure Of Deposits [Line Items]
Deposits liabilities	383,976	384,080
Non USD Non CAD [member]
Disclosure Of Deposits [Line Items]
Deposits liabilities	$ 57,025	$ 46,830